Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ (6,824)	$ (2,361)	$ (3,557)
Deferred	(653)	(852)	2,733
Tax expense related to the current year	$ (7,477)	$ (3,213)	$ (824)